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ASL II

                                        American Skandia Life
                                        Assurance Corporation
                                        A Prudential Financial Company
                                        One Corporate Drive
                                        P.O. Box 883
                                        Shelton, CT 06484
                                        Telephone (203) 926-1888
                                        Fax (203) 925-6932

July 21, 2006

Securities & Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

VIA EDGAR SUBMISSION

Re: Post-Effective Amendment No. 12 to Registration Statement on Form N-4 filed by American Skandia Life Assurance Corporation ("American Skandia"), Depositor, and American Skandia Life Assurance Corporation Separate Account B, Registrant Registration No. 333-71672
       Investment Company Act No. 811-5438
       CIK # 826734

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Dear Sir/Madam:

On behalf of American Skandia, pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act") and Section 8(b) of the Investment Company Act of 1940 ("1940 Act"), we are filing via Edgar, a post-effective amendment to the Registration Statement, as described above. We will send our examiner a courtesy copy of the prospectus supplement included in this filing.

Registrant is filing this Post-effective Amendment for the purpose of including in the Registration Statement new disclosure, in the form of a prospectus supplement, concerning a new guaranteed minimum withdrawal benefit. Currently, this annuity product offers a guaranteed minimum withdrawal benefit called "Lifetime Five" and a spousal version of that benefit called "Spousal Lifetime Five." The instant supplement describes a third variant of this benefit, called "Highest Daily Lifetime Five." Highest Daily Lifetime Five is similar to Lifetime Five, except that (a) the "protected value" upon which the guaranteed income payments are based is determined with reference to the highest daily contract value and (b) we require those electing this optional benefit to participate in a specialized asset transfer program under which their contract value may be transferred periodically between certain variable investment options and a general account option based on a formula. This formula is non-discretionary.

Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

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Thank you for your attention to this matter. If there are questions regarding the filing, please call the undersigned at (203) 944-5477 or 1-800-628-6039, extension 45477.

Very truly yours,

/s/ Laura Kealey
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Laura Kealey
Vice President and Corporate
Counsel

cc:    Sally Samuel, Esq.